Supplemental Financial Information (Details) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Supplemental Financial Information Details
Revenues
Operating expenses:
Research and development		$ 956,000	$ 445,000	$ 558,000	$ 474,000	$ 566,000	$ 551,000	$ 669,000	$ 695,000			$ 2,433,000	$ 2,481,000
General and administrative	$ 1,335,500	2,320,000	671,300	556,000	797,000	500,000	897,000	546,000	605,000	$ 6,514,500	$ 2,024,600	4,344,400	2,548,300
Total operating expenses	2,141,800	3,276,000	1,116,700	1,114,000	1,271,000	1,066,000	1,448,000	1,215,000	1,300,000	9,349,500	3,501,200	6,777,100	5,028,900
Loss from operations	(2,141,800)	(3,276,000)	(1,116,700)	(1,114,000)	(1,271,000)	(1,066,000)	(1,448,000)	(1,215,000)	(1,300,000)	(9,349,500)	(3,501,200)	(6,777,100)	(5,028,900)
Other expenses, net:
Interest expense, net	$ 2,500	(2,366,000)	792,400	(606,000)	(785,000)	(503,000)	(361,000)	(323,000)	(316,000)	769,800	2,182,900	4,548,700	1,503,000
Change in warrant liabilities		(563,000)	$ (953,700)	1,302,000	(1,727,000)	(257,000)	1,940,000	79,000	1,805,000	1,894,700	(528,300)	(34,600)	$ 3,566,900
Loss on extinguishment of debt		$ (17,000)		$ (1,603,000)	$ (768,000)					(26,700,200)	(2,371,400)	(2,388,000)
Other expense, net			$ (135,000)									(135,000)
Income (loss) before income taxes	$ (2,146,600)	$ (6,222,000)	$ (1,090,300)	$ (2,021,000)	$ (4,551,000)	$ (1,826,000)	$ 131,000	$ (1,459,000)	189,000	(38,716,500)	(7,662,100)	(13,883,400)	$ (2,965,000)
Income taxes					(2,000)				(3,000)	(2,300)	(2,400)	2,400	2,700
Net income (loss)	$ (2,146,600)	$ (6,222,000)	$ (1,090,300)	$ (2,021,000)	$ (4,553,000)	$ (1,826,000)	$ 131,000	$ (1,459,000)	$ 186,000	$ (38,718,800)	$ (7,664,500)	$ (13,885,800)	$ (2,967,700)
Basic net loss per common share	$ (1.95)	$ (4.24)	$ (0.84)	$ (1.58)	$ (3.70)	$ (1.57)	$ 0.12	$ (1.35)	$ 0.18	$ (25.45)	$ (6.03)	$ (10.53)	$ (2.70)
Diluted net loss per common share	$ (1.95)	$ (4.24)	$ (1.08)	$ (1.90)	$ (3.70)	$ (1.57)	$ (0.44)	$ (1.37)	$ (0.44)	$ (25.45)	$ (6.14)	$ (10.61)	$ (3.81)
Weighted average shares used in computing:
Weighted average shares used in computing basic net loss per common share		1,466,386	1,302,300	1,279,251	1,229,488	1,162,636	1,110,529	1,081,529	1,042,081			1,318,797	1,098,742
Weighted average shares used in computing diluted net loss per common share	1,765,641	1,466,386	1,302,300	1,299,099	1,229,488	1,162,636	1,110,529	1,128,152	1,061,544	1,650,160	1,288,674	1,318,797	1,099,216